Accounts Receivable (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Activity in the allowance for doubtful accounts
Balance beginning of year	$ 79	$ 66	$ 81	$ 75
Additions charged to expense	75	68	78
Deductions write-offs	(80)	(55)	(73)
Change in revolving credit card program			(20)
Balance end of year	$ 74	$ 79	$ 66	$ 75
Period for recognition of reserve for portfolio bad debt	5 years